Parent Company Financial Information (Parent Company Only) (Schedule Of Statements Of Income) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Interest income from securities									$ 10,012	$ 15,944	$ 19,077
Total interest and dividend income	72,223	73,675	74,980	77,676	79,305	80,645	83,274	84,827	298,554	328,051	346,865
INTEREST EXPENSE									120,394	143,170	178,131
NET INTEREST AND DIVIDEND INCOME	43,806	44,404	44,320	45,630	45,853	46,188	47,466	45,374	178,160	184,881	168,734
NON-INTEREST INCOME									1,812	1,955	2,142
Salaries and employee benefits									49,152	44,235	44,913
Other non-interest expense									8,159	11,459	12,027
Total non-interest expense									96,947	91,075	132,317
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY IN (EXCESS OF DISTRIBUTION OVER) UNDISTRIBUTED EARNINGS OF SUBSIDIARY									105,569	115,999	57,352
INCOME TAX EXPENSE (BENEFIT)									36,229	41,486	18,949
NET INCOME	16,067	17,995	17,715	17,563	17,736	18,673	19,315	18,789	69,340	74,513	38,403
Capitol Federal Financial [Member]
Dividend income from the Bank									70,512	88,871	45,643
Interest income from other investments									2,328	2,835	3,221
Interest income from securities									62	1,062	1,093
Total interest and dividend income									72,902	92,768	49,957
INTEREST EXPENSE											855
NET INTEREST AND DIVIDEND INCOME									72,902	92,768	49,102
NON-INTEREST INCOME											26
Contribution to Foundation											40,000
Salaries and employee benefits									857	838	856
Regulatory and outside services									473	276	337
Other non-interest expense									648	694	650
Total non-interest expense									1,978	1,808	41,843
INCOME BEFORE INCOME TAX EXPENSE (BENEFIT) AND EQUITY IN (EXCESS OF DISTRIBUTION OVER) UNDISTRIBUTED EARNINGS OF SUBSIDIARY									70,924	90,960	7,285
INCOME TAX EXPENSE (BENEFIT)									144	731	(13,425)
INCOME BEFORE EQUITY IN (EXCESS OF DISTRIBUTION OVER) UNDISTRIBUTED EARNINGS OF SUBSIDIARY									70,780	90,229	20,710
EQUITY IN (EXCESS OF DISTRIBUTION OVER) UNDISTRIBUTED EARNINGS OF SUBSIDIARY									(1,440)	(15,716)	17,693
NET INCOME									$ 69,340	$ 74,513	$ 38,403